Material accounting policies and new accounting standards - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2023
Development costs and software | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	3 years
Development costs and software | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	5 years
Trademarks | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	3 years
Trademarks | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	15 years
Technologies | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	3 years
Technologies | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	15 years
Distributor commission buyouts
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	7 years
Partner and merchant relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	5 years
Partner and merchant relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life (in years)	15 years